Cash and cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash

5.Cash and cash equivalents and restricted cash

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
Cash at bank	24,641	26,372
Short-term bank deposits	5,254	3,814
Time deposits with maturities over three months	836	836
Restricted cash	3,171	3,226
	33,902	34,248

Cash and cash equivalents, time deposits and restricted cash as of December 31, 2025 and June 30, 2026 primarily consist of the following currencies:

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
US$	26,584	25,869
Renminbi (“RMB”)	1,503	1,323
Singapore dollar (“SGD”)	821	1,010
Hong Kong dollar (“HK$”)	3,613	4,736
United Arab Emirates dirhams (“AED”)	879	848
Japanese Yen (“JPY”)	162	183
Others	340	279
	33,902	34,248